Goodwill and Intangible Assets (Tables)	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Summary of Continuity of Goodwill By Group of CGUs
A continuity of our goodwill by group of CGUs for the years ended O ctobe
r 31, 2024 and 2023 is as follows:

(Canadian $ in millions)		Personal and Commercial Banking			BMO Wealth Management		BMO Capital Markets	Total
	Canadian P&C	U.S. P&C	Total	Wealth and Asset Management	Insurance	Total
Balance at October 31, 2022	$97	$3,929	$4,026	$822	$2	$824	$435	$5,285
Acquisitions (1)	233	10,345	10,578	237	–	237	85	10,900
Foreign exchange and other	–	515	515	20	–	20	8	543
Balance at October 31, 2023	330	14,789	15,119	1,079	2	1,081	528	16,728
Foreign exchange and other	–	43	43	2	–	2	1	46
Balance at October 31, 2024	$330	$14,832	$15,162	$1,081	$2	$1,083	$529	$16,774

(1)	Refer to Note 10 for further information.

Summary of Intangible Assets

The total cost and associated accumulated amortization of our intangible assets are set out below:

(Canadian $ in millions)	Customer relationships	Core deposits	Software – amortizing		Software under development	Other	Total
Cost
Balance at October 31, 2022	$521	$978	$6,237		$259	$322	$8,317
Additions	–	–	58		739	33	830
Acquisitions (1)	311	2,453	103		–	227	3,094
Transfers	–	–	672		(672)	–	–
Fully amortized intangibles	–	–	(29)		–	(21)	(50)
Foreign exchange and other	18	122	30		(2)	11	179
Balance at October 31, 2023	850	3,553	7,071	(2)	324	572	12,370
Additions	–	–	22		782	48	852
Transfers	–	–	688		(688)	–	–
Fully amortized intangibles	–	–	(1,696)		–	(33)	(1,729)
Foreign exchange and other	2	10	11		(1)	1	23
Balance at October 31, 2024	$852	$3,563	$6,096	(2)	$417	$588	$11,516
Accumulated Amortization
Balance at October 31, 2022	$435	$978	$4,422		$–	$289	$6,124
Amortization	44	291	646		–	27	1,008
Write-downs	–	–	9		–	–	9
Fully amortized intangibles	–	–	(29)		–	(21)	(50)
Foreign exchange and other	8	26	25		–	4	63
Balance at October 31, 2023	487	1,295	5,073	(2)	–	299	7,154
Amortization	62	342	676		–	32	1,112
Write-downs	4	–	22		–	–	26
Fully amortized intangibles	–	–	(1,696)		–	(33)	(1,729)
Foreign exchange and other	3	10	15		–	–	28
Balance at October 31, 2024	$556	$1,647	$4,090	(2)	$–	$298	$6,591
Net Carrying Value
Balance at October 31, 2024	$296	$1,916	$2,006		$417	$290	$4,925
Balance at October 31, 2023	363	2,258	1,998		324	273	5,216

(1)	Refer to Note 10 for further information.
(2)
Includes internally generated software of $5,466 million in cost and $3,653 million in accumulated amortization as at October 31, 2024 ($6,172 million in cost and $4,420 million in accumulated amortization as at October 31, 2023).